Equity Investments - Equity method investments (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Feb. 28, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2016	Dec. 31, 2014	Jul. 31, 2014	Mar. 31, 2014
Equity method investments
Carrying values of equity investment				$ 2.3	¥ 15,100
Phoenix FM
Equity method investments
Carrying values of equity investment		¥ 0			0
Equity interests owned by the Company									100.00%
Loan receivable			¥ 15,200
Impairment amount of equity investment			9,000
Amount of certain loans repaid		7,200
Impairment for loan receivable recovered			1,000
Fenghuang Jingcai
Equity method investments
Carrying values of equity investment		0			0
Equity interests owned by the Company						31.54%		45.06%
Impairment amount of equity investment			¥ 3,200
Particle | Ordinary Shares
Equity method investments
Percentage of equity interest acquired							9.08%
Tianbo
Equity method investments
Carrying values of equity investment		¥ 8,200		$ 2.3	¥ 15,100
Equity interests owned by the Company		50.00%		50.00%	50.00%
Hangzhou Qike
Equity method investments
Carrying values of equity investment		¥ 100			¥ 0
Equity interests owned by the Company	45.00%
Capital contribution injected by shareholders	¥ 4,500